Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Additional Other Liabilities Disclosure [Abstract]
Restructuring expenses	$ 3	$ 12	[1]

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).